Deposits (Schedule Of Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Maturing within three months	$ 550,816	$ 532,745
After three but within six months	593,851	511,991
After six but within 12 months	869,243	755,095
After 12 months	1,160,709	1,131,162
Total	$ 3,174,619	$ 2,930,993